Note 5 - Notes Payable (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
2015	Outstanding	Current	Maturity	Interest	Interest
	Principal	Interest Rate	Date	Expense	Paid
At Need Funding line of credit	$59,484	3.50%	3/24/2017	$19,301	$20,002
Bank note	1,373,964	3.25%	11/25/2019	32,186	35,194
2014	Outstanding	Current	Maturity	Interest	Interest
	Principal	Interest Rate	Date	Expense	Paid
At Need Funding line of credit	$727,566	3.25%	9/25/2015	$20,887	$20,641
Bank note	1,781,010	3.00%	11/25/2019	58,308	59,270